Rental Properties, Net - Schedule of Investments in Rental Properties (FY) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Rental Properties, Net:
Land	$ 119,028,000	$ 119,028,000	$ 119,028,000
Building and improvements	722,891,000	720,420,000	716,839,000
Furniture, fixtures and equipment	26,961,000	25,906,000	23,903,000
Construction in progress	163,000	1,955,000	490,000
Rental properties, gross	869,043,000	867,309,000	860,260,000
Less: accumulated depreciation	(151,729,000)	(131,779,000)	(92,522,000)
Rental properties, net	717,314,000	735,530,000	767,738,000
Assets held for sale - rental properties	$ 0	0	42,863,000
Total investments in rental properties		$ 735,530,000	$ 810,601,000